EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated September 11, 2012 to the GMO Series Trust Prospectus and Statement of Additional Information, each dated August 31, 2012, filed with the Securities and Exchange Commission on September 11, 2012 under Rule 497(e) (SEC Accession No. 0001193125-12-387855).

EXHIBIT INDEX

GMO SERIES TRUST

Exhibit Ref.	Title of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Schema Document
EX-101.CAL	XBRL Calculation Linkbase Document
EX.101.LAB	XBRL Labels Linkbase Document
EX-101.PRE	XBRL Presentation Linkbase Document
EX.101.DEF	XBRL Definition Linkbase Document